Defined Benefit Plans - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (110)	€ (100)
Decrease in actuarial assumptions	124	112
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(703)	(645)
Decrease in actuarial assumptions	977	893
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions		1
Finance actuarial assumption on indexation rate by 25 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	213	194
Decrease in actuarial assumptions	€ (192)	€ (177)